Stock Warrants (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Warrant Outstanding Exercise Price (in dollars per share)	$ 0.375
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding (in shares)	53,112,193
Warrants Outstanding, Weighted Average Remaining Contractual Life (in years)	3 years 3 months 7 days	2 years 6 months 29 days
Warrant Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 0.98	$ 1.30
Warrant [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Warrant Outstanding Exercise Price (in dollars per share)	$ 2.25
Warrant [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Warrant Outstanding Exercise Price (in dollars per share)	$ 0.375
Warrant [Member] | Exercise Price 0.375
Class of Warrant or Right [Line Items]
Warrant Outstanding Exercise Price (in dollars per share)	$ 0.375
Warrants Outstanding (in shares)	13,350,898
Warrant [Member] | Exercise Price 0.75
Class of Warrant or Right [Line Items]
Warrant Outstanding Exercise Price (in dollars per share)	$ 0.750
Warrants Outstanding (in shares)	11,065,144
Warrant [Member] | Exercise Price 0.80
Class of Warrant or Right [Line Items]
Warrant Outstanding Exercise Price (in dollars per share)	$ 0.800
Warrants Outstanding (in shares)	1,415,000
Warrant [Member] | Exercise Price 1.10
Class of Warrant or Right [Line Items]
Warrant Outstanding Exercise Price (in dollars per share)	$ 1.100
Warrants Outstanding (in shares)	18,886,850
Warrant [Member] | Exercise Price 1.12
Class of Warrant or Right [Line Items]
Warrant Outstanding Exercise Price (in dollars per share)	$ 1.120
Warrants Outstanding (in shares)	263,750
Warrant [Member] | Exercise Price 2.00
Class of Warrant or Right [Line Items]
Warrant Outstanding Exercise Price (in dollars per share)	$ 2.000
Warrants Outstanding (in shares)	6,735,842
Warrant [Member] | Exercise Price 2.20
Class of Warrant or Right [Line Items]
Warrant Outstanding Exercise Price (in dollars per share)	$ 2.200
Warrants Outstanding (in shares)	98,320
Warrant [Member] | Exercise Price 2.25
Class of Warrant or Right [Line Items]
Warrant Outstanding Exercise Price (in dollars per share)	$ 2.250
Warrants Outstanding (in shares)	1,296,389